Notes Payable	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Notes Payable
11.	NOTES PAYABLE

Baidu, Inc.

The Company issued and publicly sold unsecured senior notes, the detail of each tranches are shown as flow:

	Issue date	Principal amount (US$ million)	Mature date	Effective interest rate
2017 Notes	November 28, 2012	750	November 28, 2017	2.36%*
2022 Ten-year Notes	November 28, 2012	750	November 28, 2022	3.59%
2018 Notes	August 6, 2013	1,000	August 6, 2018	3.39%*
2019 Notes	June 9, 2014	1,000	June 9, 2019	3.00%
2020 Notes	June 30, 2015	750	June 30, 2020	3.13%
2025 Notes	June 30, 2015	500	June 30, 2025	4.22%
2022 Five-year Notes	July 6, 2017	900	July 6, 2022	3.08%
2027 Notes	July 6, 2017	600	July 6, 2027	3.73%
2023 Notes	March 29, 2018	1,000	September 29, 2023	3.99%
2028 March Notes	March 29, 2018	500	March 29, 2028	4.50%
2024 November Notes	November 14, 2018	600	May 14, 2024	4.51%
2028 November Notes	November 14, 2018	400	November 14, 2028	4.99%
2024 December Notes	December 10, 2018	250	May 14, 2024	4.54%

*	The 2017 Notes and 2018 Notes were fully repaid when they became due.

The 2017 Notes, 2018 Notes, 2019 Notes, 2020 Notes, 2022 Ten-year Notes, 2025 Notes, 2022 Five-year Notes, 2027 Notes, 2023 Notes, 2028 March Notes, 2024 November Notes, 2028 November Notes and 2024 December Notes are collectively referred to as the “Notes.”

The 2017 Notes bear interest at the rate of 2.25% per annum and the 2022 Ten-year Notes bear interest at the rate of 3.50% per annum. Interests are payable semi-annually in arrears on and of each year, beginning on May 28, 2013.

The 2018 Notes bear interest at the rate of 3.25% per annum. Interests are payable semi-annually in arrears on and of each year, beginning on February 6, 2014.

The 2019 Notes bear interest at the rate of 2.75% per annum. Interests are payable semi-annually in arrears on and of each year, beginning on December 9, 2014.

The 2020 Notes bear interest at the rate of 3.00% per annum and the 2025 Notes bear interest at the rate of 4.13% per annum. Interests are payable semi-annually in arrears on and of each year, beginning on December 30, 2015.

The 2022 Five-year Notes bear interest at the rate of 2.88% per annum and the 2027 Notes bear interest at the rate of 3.63% per annum. Interest are payable semi-annually in arrears on and of each year, beginning on January 6, 2018.

The 2023 Notes bear interest at the rate of 3.88% per annum and the 2028 March Notes bear interest at the rate of 4.38% per annum. Interest are payable semi-annually in arrears on and of each year, beginning on September 29, 2018.

The 2024 November Notes bear interest at the rate of 4.38% per annum and the 2028 November Notes bear interest at the rate of 4.88% per annum. Interest are payable semi-annually in arrears on and of each year, beginning on May 14, 2019.

The 2024 December Notes bear interest at the rate of 4.38% per annum. Interest are payable semi-annually in arrears on and of each year, beginning on May 14, 2019.

At maturity, the Notes are payable at their principal amount plus accrued and unpaid interest thereon.

The Notes do not contain any financial covenants or other significant restrictions. In addition, the Notes are unsecured and rank lower than any secured obligation of the Group and have the same liquidation priority as any other unsecured liabilities of the Group, but senior to those expressly subordinated obligations, if any. The Company may, at its discretion, redeem all or any portion of the Notes at any time, at the greater of the principal amount and the make whole amount plus accrued and unpaid interest. In addition, for the Notes issued during the year ended December 31, 2018, the Company may at its discretion, redeem all or any portion of the Notes at one or three months before the maturity date of respective notes, at a price equal to the greater of 100% of the principal amount of such Notes plus accrued and unpaid interest, if any, to (but not including) the redemption date. As of December 31, 2018, the Company does not intend to redeem any portion of the Notes prior to the stated maturity dates. For certain Notes, the Company has the obligation to redeem the Notes if a change in control occurs as defined in the indenture of the Notes.

The unpaid Notes were issued at a discount amounting to RMB160 million (US$25 million). The total issuance costs of RMB225 million (US$35 million) were presented as a direct deduction from the principal amount of the Notes on the consolidated balance sheets. Both the discount and the issuance costs are amortized as interest expense using the effective interest rate method through the maturity dates of the Notes.

The principal amount and unamortized discount and debt issuance costs as of December 31, 2017 and 2018 were as follows:

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
	(In millions)
Principal amount	35,782	49,867	7,253
Unamortized discount and debt issuance costs	(171)	(261)	(38)

	35,611	49,606	7,215

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term debts, including the notes payable and loans payable (Note10), in the succeeding five years and thereafter:

	RMB	US$
	(In millions)
For the years ending December 31, 2019	6,960	1,012
2020	5,801	844
2021	6,876	1,000
2022	11,345	1,650
2023	6,876	1,000
Thereafter	19,595	2,850